Accounts Receivable - Summary of Accounts Receivable, Net (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Accounts Receivable Net [Abstract]
Unbilled receivables	₨ 1,558	$ 21.3	₨ 1,394